As filed with the Securities and Exchange Commission on July 19, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – May 31, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
May 31, 2013
(Unaudited)

Adviser:
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, NY 10017

SEMPER SHORT DURATION FUND PERFORMANCE CHARTS AND ANALYSIS MAY 31, 2013

1

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2013

Principal	Security Description	Rate	Maturity	Value
Asset Backed Obligations - 23.1%
$20,142	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$19,869
1,000,000	Access Group, Inc. (b)	1.70	12/27/32	870,400
366,000	Access Group, Inc. (b)(c)	1.78	09/25/37	332,145
302,105	Access Group, Inc., Series 2001 2 A1 (b)	0.63	05/25/29	275,797
535,747	Access Group, Inc., Series 2013-1 A (b)(d)	0.77	02/25/36	536,460
12,690	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R11 A2 (b)	0.56	11/25/34	12,502
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.77	07/25/32	11,892
317,452	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W9 A2 (b)	0.83	06/26/34	297,131
200,000	Banc of America Commercial Mortgage Trust, Series 2007-3 A3 (b)	5.62	06/10/49	201,262
145,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6 A4 (b)	4.63	12/10/42	147,430
77,968	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1 A4 (b)	5.11	11/10/42	79,053
8,341	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.85	10/25/32	7,919
406,928	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1 A (b)	0.93	01/25/34	388,229
229,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2003-T12 B (b)	4.59	08/13/39	232,176
46,401	Centex Home Equity Loan Trust, Series 2003-A AF4 (a)	4.25	12/25/31	46,599
60,376	Citigroup Commercial Mortgage Trust, Series 2006-C4 A2 (b)	5.74	03/15/49	60,763
707,090	COMM Mortgage Trust, Series 2011-THL A (d)	3.38	06/09/28	707,956
117,652	Countrywide Home Equity Loan Trust, Series 2006-HW 2A1B (b)	0.35	11/15/36	100,962
97,626	Credit Suisse Commercial Mortgage Pass-Through Certificates, Series 2006-C2 A2 (b)	5.67	03/15/39	98,964
15,012	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1 F (b)(d)	7.50	06/20/29	15,262
565,000	Educational Services of America, Inc., Series 2013-1 A (b)(c)(d)	0.77	02/26/29	565,000
110,698	Greenwich Capital Commercial Mortgage Trust, Series 2003-C2 A4	4.92	01/05/36	111,384
374,779	Greenwich Capital Commercial Mortgage Trust, Series 2004-GG1 A7 (b)	5.32	06/10/36	383,169
8,902	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3 A3	4.96	08/15/42	8,893
78,714	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 A2	5.13	05/15/47	82,396
397,336	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18 A3	5.45	06/12/47	409,329

See Notes to Financial Statements.	2

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2013

Principal	Security Description	Rate	Maturity	Value
$144,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7 A3 (b)	5.45%	11/15/30	$148,818
361,932	Merrill Lynch Mortgage Trust, Series 2003-KEY1 A4 (b)	5.24	11/12/35	365,492
32,445	Merrill Lynch Mortgage Trust, Series 2006-C2 A2 (b)	5.76	08/12/43	33,201
80,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3 A3 (b)	5.39	07/12/46	80,354
63,688	Morgan Stanley Capital I Trust, Series 2004-HQ4 A7	4.97	04/14/40	65,752
34,978	Morgan Stanley Capital I Trust, Series 2006-T23 A2 (b)	5.75	08/12/41	35,005
96,466	Morgan Stanley Capital I Trust, Series 2007-HQ12 A2FL (b)	0.45	04/12/49	90,167
703,154	Morgan Stanley Re-remic Trust, Series 2011-KEYA A1 (d)	4.25	12/19/40	701,173
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.73	03/25/35	23,432
93,252	SLM Private Education Loan Trust, Series 2012-C A1 (b)(d)	1.30	08/15/23	94,311
187,570	SLM Private Education Loan Trust, Series 2012-E A1 (b)(d)	0.95	10/16/23	188,846
513,295	SLM Private Education Loan Trust, Series 2013-A A1 (b)(d)	0.80	08/15/22	514,992
266,001	South Carolina Student Loan Corp. (b)	0.69	01/25/41	266,065
147,331	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1 A (b)	0.77	01/25/33	137,596
171,058	U.S. Education Loan Trust IV, LLC, Series 2007-1A 1A3 (b)(d)	0.67	09/01/22	171,278
8,714	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.24	10/15/44	9,445
31,118	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25 A3 (b)	5.70	05/15/43	31,248
33,416	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.22	02/27/34	33,982
Total Asset Backed Obligations (Cost $8,898,810)	8,994,099

Corporate Non-Convertible Bonds - 0.0%
4,000	Norfolk Southern Corp. (Cost $4,142)	5.26	09/17/14	4,233
Municipal Bonds - 24.1%
Alaska - 0.6%
235,000	Alaska Housing Finance Corp.	5.20	06/01/33	236,267
Florida - 1.3%
500,000	Capital Trust Agency, Inc.	3.75	12/01/26	493,220
10,000	Lee Memorial Health System	7.28	04/01/27	12,113
				505,333
Georgia - 0.6%
225,000	Georgia Housing & Finance Authority	4.25	12/01/24	240,311
Indiana - 0.4%
170,000	Indiana Housing & Community Development Authority	4.55	07/01/27	176,559
Kentucky - 2.6%
1,000,000	Kentucky Housing Corp.	3.00	11/01/41	999,690
Maine - 2.2%
855,000	Maine State Housing Authority	2.99	11/15/22	842,722
Maryland - 0.4%
150,000	Maryland Community Development Administration	4.00	09/01/25	154,572
Massachusetts - 1.3%
475,000	Massachusetts Housing Finance Agency	4.78	12/01/20	509,946
Minnesota - 1.3%
498,244	Minnesota Housing Finance Agency	2.35	03/01/43	498,239
New Hampshire - 1.5%
10,000	New Hampshire Housing Finance Authority	3.40	07/01/23	10,100

See Notes to Financial Statements.	3

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2013

Principal	Security Description	Rate	Maturity	Value
$550,000	New Hampshire Housing Finance Authority	3.75%	07/01/34	$570,190
580,290
New Jersey - 2.4%
350,000	New Jersey Housing & Mortgage Finance Agency	1.96	11/01/18	347,505
585,000	New Jersey Housing & Mortgage Finance Agency	3.61	11/01/24	590,557
				938,062
North Carolina - 0.7%
278,000	North Carolina Housing Finance Agency	5.25	07/01/38	292,639
Ohio - 0.3%
75,000	Ohio Housing Finance Agency	6.00	09/01/35	76,262
55,000	Ohio Housing Finance Agency	5.32	09/01/38	55,868
				132,130
Oregon - 1.4%
310,000	State of Oregon Housing & Community Services Department	4.55	01/01/24	332,720
185,000	State of Oregon Housing & Community Services Department	5.00	01/01/42	198,662
				531,382
Pennsylvania - 1.9%
250,000	Pennsylvania Housing Finance Agency	3.10	04/01/23	247,692
250,000	Pennsylvania Housing Finance Agency	3.10	10/01/23	244,577
225,000	Pennsylvania Housing Finance Agency	4.75	10/01/25	238,721
				730,990
Rhode Island - 2.5%
335,000	Rhode Island Housing & Mortgage Finance Corp.	2.44	04/01/20	335,392
510,000	Rhode Island Housing & Mortgage Finance Corp.	2.54	10/01/20	508,266
110,000	Rhode Island Housing & Mortgage Finance Corp.	3.50	10/01/24	111,503
				955,161
Tennessee - 0.6%
240,000	Tennessee Housing Development Agency	2.95	01/01/17	245,983
Texas - 1.8%
$255,000	Barbers Hill Independent School District	2.00	02/15/15	262,278
400,000	Bexar County Housing Finance Corp.	5.38	10/01/39	423,072
				685,350
Wisconsin - 0.3%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	105,472

Total Municipal Bonds (Cost $9,466,201)	9,361,098

U.S. Government & Agency Obligations - 52.1%
Interest Only Bonds - 0.5%
15,797	U.S. Small Business Administration, Series 2004-P10A 1	4.50	02/01/14	16,094
180,105	U.S. Small Business Administration, Series 2009-P10A 1	4.73	02/10/19	193,428
				209,522
Mortgage Securities - 34.6%
33,703	FHLMC, Series 129, Class H (c)	8.85	03/15/21	34,967
42,588	FHLMC, Series 3823, Class GA	3.50	01/15/26	44,797
64,573	FHLMC, Series 3834, Class GA	3.50	03/15/26	67,953
234,295	FHLMC, Series 3845, Class NA	3.25	04/15/25	241,347
689,389	FHLMC, Series 4024, Class KP	2.00	03/15/42	697,773
444,991	FHLMC, Series 4135, Class BQ	2.00	11/15/42	423,638
127,029	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	131,977
208,950	FNMA, Series 2010-137, Class MC	3.00	10/25/38	216,790
87,514	FNMA, Series 2010-34, Class JD	3.00	09/25/37	88,773
78,965	FNMA, Series 2012-8, Class LP	2.50	08/25/21	81,549
440,277	FNMA, Series 2012-80, Class HD	3.00	01/25/42	464,223
669,483	FNMA, Series 2013-14, Class PB	1.00	03/25/43	661,466
492,371	GNMA II Pool #MA0456	3.50	10/20/42	504,703
466,808	GNMA II Pool #MA0528	3.50	11/20/42	478,500
810,000	GNMA REMIC Trust, Series GNR 2013-68 (c)	1.30	06/16/53	810,759
17,017	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	17,369
729	GNMA, Series 2004-12, Class BA	4.81	08/16/32	730

See Notes to Financial Statements.	4

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2013

Principal	Security Description	Rate	Maturity	Value
$65,944	GNMA, Series 2008-55, Class WT (b)	5.57%	06/20/37	$73,562
236,464	GNMA, Series 2009-105, Class A	3.46	12/16/50	239,822
53,306	GNMA, Series 2009-71, Class A	3.30	04/16/38	53,922
78,086	GNMA, Series 2009-75, Class LC	4.00	10/20/38	82,575
46,464	GNMA, Series 2010-14, Class QP	6.00	12/20/39	50,705
386,538	GNMA, Series 2010-144, Class DK	3.50	09/16/39	409,582
435,000	GNMA, Series 2011-86, Class B	3.00	02/16/41	459,112
1,264,879	GNMA, Series 2012-123, Class A	1.04	07/16/46	1,230,617
819,486	GNMA, Series 2012-143, Class XC	1.25	12/16/27	813,346
1,810,987	GNMA, Series 2013-12, Class AB	1.83	11/16/52	1,805,495
1,292,119	GNMA, Series 2013-15, Class AC	1.84	08/16/51	1,292,367
653,965	GNMA, Series 2013-37, Class ED	4.50	05/20/39	664,752
518,009	GNMA, Series 2013-46, Class AB	1.72	08/16/42	522,129
518,291	GNMA, Series 2013-46, Class AC (b)	1.88	03/16/46	524,542
247,026	Small Business Administration Participation Certificates, Series 2009-10E 1	3.08	09/01/19	257,199
476	Small Business Administration Participation Certificates, Series 2012-10E 1	0.98	09/01/22	464
				13,447,505
U.S. Treasury Securities - 17.0%
750,000	U.S. Treasury Note	0.38	06/30/13	750,293
450,000	U.S. Treasury Note	2.00	11/30/13	454,271
500,000	U.S. Treasury Note	0.75	12/15/13	501,797
400,000	U.S. Treasury Note	1.50	12/31/13	403,250
1,250,000	U.S. Treasury Note	1.00	01/15/14	1,257,031
500,000	U.S. Treasury Note	2.63	07/31/14	514,219
600,000	U.S. Treasury Note	0.13	07/31/14	599,743
500,000	U.S. Treasury Note	0.50	10/15/14	502,032
375,000	U.S. Treasury Note	0.38	11/15/14	375,850
1,250,000	U.S.Treasury Note	0.50	10/15/13	1,252,051
				6,610,537
Total U.S. Government & Agency Obligations (Cost $20,278,217)	20,267,564

Total Investments - 99.3% (Cost $38,647,370)*

Total Investments - 99.3% (Cost $38,647,370)*	$38,626,994
Other Assets & Liabilities, Net – 0.7%	280,890
Net Assets – 100.0%	$38,907,884

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of May 31, 2013.
(b)	Variable rate security. Rate presented is as of May 31, 2013.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,742,871 or 4.5% of net assets.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,495,279 or 9.0% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$211,933
Gross Unrealized Depreciation	(232,309)
Net Unrealized Depreciation	$(20,376)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Asset Backed Obligations	$-	$8,096,954	$897,145	$8,994,099
Corporate Non-Convertible Bonds	-	4,233	-	4,233
Municipal Bonds	-	9,361,098	-	9,361,098
U.S. Government & Agency Obligations	-	19,421,838	845,726	20,267,564
Total Assets	$-	$36,884,123	$1,742,871	$38,626,994

See Notes to Financial Statements.	5

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2013

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	U.S. Government & Agency Obligations	Asset Backed Obligations

Balance as of 11/30/12	$40,149	$-
Accrued Accretion / (Amortization)	(24)	425
Realized Gain / (Loss)	-	-
Change in Unrealized Appreciation / (Depreciation)	24	(425)
Purchases	810,759	897,145
Sales	-	-
Paydowns / Calls	(5,182)	-
Transfers In / (Out)	-	-
Balance as of 05/31/13	$845,726	$897,145
Net change in unrealized appreciation (depreciation) from investments held as of 05/31/13 **	$24	$(425)

** The change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation of investments in the accompanying Statement of Operations.

There were no transfers between Level 1 and Level 2 for the period ended May 31, 2013.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

Significant unobservable valuation inputs for material Level 3 investments as of May 31, 2013, are as follows:

Investments in Securities	Fair Value at 05/31/13	Valuation Technique(s)	Unobservable Input	Input Values
AAsset Backed Obligations	$565,000	Original Cost	Market Price Fluctuation of reference floating rate benchmark and comparable average life treasuries
New issue settled 5/24/13.  Market price of reference floating rate benchmark (1 month LIBOR) unchanged from new issue date through month end); 5 year treasury note ½ point lower from new issue date to 5/31/13.

MMortgage Securities	$810,759	Original Cost	Market Price Fluctuation of comparable securities and average life treasuries
New issue settled 5/31/13. Market prices of similar securities essentially unchanged from purchase trade date to 5/31/13.  Market  price of reference  3 year treasury 3/8 point lower from purchase trade date to 5/31/13.

PORTFOLIO HOLDINGS
% of Total Investments
Asset Backed Obligations	23.3%
Corporate Non-Convertible Bonds	0.0%
Municipal Bonds	24.2%
U.S. Government & Agency Obligations	52.5%
100.0%

See Notes to Financial Statements.	6

SEMPER SHORT DURATION FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2013

ASSETS
Total investments, at value (Cost $38,647,370)	$38,626,994
Cash	128,987
Receivables:
Fund shares sold	16,195
Interest	149,427
From investment adviser	22,088
Prepaid expenses	3,959
Total Assets	38,947,650

LIABILITIES
Accrued Liabilities:
Trustees’ fees and expenses	9
Fund services fees	21,690
Other expenses	18,067
Total Liabilities	39,766

NET ASSETS	$38,907,884

COMPONENTS OF NET ASSETS
Paid-in capital	$38,859,291
Undistributed net investment income	68
Accumulated net realized gain	68,901
Net unrealized depreciation	(20,376)
NET ASSETS	$38,907,884

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	108,678
Institutional Shares	3,666,605

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $1,118,694)	$10.29
Institutional Shares (based on net assets of $37,789,190)	$10.31

See Notes to Financial Statements.	7

SEMPER SHORT DURATION FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MAY 31, 2013

INVESTMENT INCOME
Interest income	$357,481
Total Investment Income	357,481

EXPENSES
Investment adviser fees	59,219
Fund services fees	105,303
Transfer agent fees:
Investor Shares	189
Institutional Shares	244
Distribution fees:
Investor Shares	1,143
Custodian fees	2,859
Registration fees:
Investor Shares	1,061
Institutional Shares	1,885
Professional fees	25,334
Trustees' fees and expenses	635
Miscellaneous expenses	20,514
Total Expenses	218,386
Fees waived and expenses reimbursed	(115,726)
Net Expenses	102,660

NET INVESTMENT INCOME	254,821

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	75,978
Net change in unrealized appreciation (depreciation) on investments	(303,920)
NET REALIZED AND UNREALIZED LOSS	(227,942)
INCREASE IN NET ASSETS FROM OPERATIONS	$26,879

See Notes to Financial Statements.	8

SEMPER SHORT DURATION FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013	For the Year Ended November 30, 2012
OPERATIONS
Net investment income	$254,821	$162,193
Net realized gain	75,978	80,813
Net change in unrealized appreciation (depreciation)	(303,920)	197,019
Increase in Net Assets Resulting from Operations	26,879	440,025

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(5,861)	(6,417)
Institutional Shares	(249,230)	(174,908)
Net realized gain:
Investor Shares	(2,616)	(2,291)
Institutional Shares	(66,022)	(71,757)
Total Distributions to Shareholders	(323,729)	(255,373)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	1,060,845	1,337,915
Institutional Shares	19,606,683	17,195,491
Reinvestment of distributions:
Investor Shares	8,422	8,708
Institutional Shares	292,450	241,447
Redemption of shares:
Investor Shares	(796,945)	(706,407)
Institutional Shares	(4,872,836)	(1,040,000)
Increase in Net Assets from Capital Share Transactions	15,298,619	17,037,154
Increase in Net Assets	15,001,769	17,221,806

NET ASSETS
Beginning of Period	23,906,115	6,684,309
End of Period (Including line (a))	$38,907,884	$23,906,115

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	102,492	130,214
Institutional Shares	1,892,056	1,662,042
Reinvestment of distributions:
Investor Shares	814	848
Institutional Shares	28,247	23,499
Redemption of shares:
Investor Shares	(76,975)	(68,871)
Institutional Shares	(469,887)	(100,679)
Increase in Shares	1,476,747	1,647,053

(a) Undistributed net investment income.	$68	$338

See Notes to Financial Statements.	9

SEMPER SHORT DURATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended May 31, 2013	For the Year Ended November 30, 2012		December 23, 2010 (a) through November 30, 2011
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.39		$10.25	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.11	0.14
Net realized and unrealized gain (loss)	(0.07)		0.27	0.25
Total from Investment Operations	0.00		0.38	0.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)		(0.13)	(0.14)
Net realized gain	(0.03)		(0.11)	—
Total Distributions to Shareholders	(0.10)		(0.24)	(0.14)
NET ASSET VALUE, End of Period	$10.29		$10.39	$10.25
TOTAL RETURN	(0.04)%	(c)	3.84%	3.89	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,119	$856		$207
Ratios to Average Net Assets:
Net investment income	1.28%	(d)	1.08%	1.52	%(d)
Net expense	0.85%	(d)	0.85%	0.85	%(d)
Gross expense (e)	1.95%	(d)	3.40%	8.07	%(d)
PORTFOLIO TURNOVER RATE	34%	(c)	78%	87	%(c)

INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.40		$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.08		0.14	0.16
Net realized and unrealized gain (loss)	(0.06)		0.27	0.26
Total from Investment Operations	0.02		0.41	0.42
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.08)		(0.16)	(0.16)
Net realized gain	(0.03)		(0.11)	—
Total Distributions to Shareholders	(0.11)		(0.27)	(0.16)
NET ASSET VALUE, End of Period	$10.31		$10.40	$10.26
TOTAL RETURN	0.19%	(c)	4.10%	4.22	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$37,789	$23,050		$6,478
Ratios to Average Net Assets:
Net investment income	1.51%	(d)	1.33%	1.70	%(d)
Net expense	0.60%	(d)	0.60%	0.60	%(d)
Gross expense (e)	1.27%	(d)	2.51%	4.27	%(d)
PORTFOLIO TURNOVER RATE	34%	(c)	78%	87	%(c)

(a)			Commencement of operations.
(b)			Calculated based on average shares outstanding during each period.
(c)			Not annualized.
(d)			Annualized.
(e)			Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	10

SEMPER SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2013

Note 1. Organization

The Semper Short Duration Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund and each class commenced operations on December 23, 2010. The Fund’s investment objective is to provide a high level of current income that is consistent with preservation of capital.  Effective June 1, 2013, UCM Short Duration Fund was re-named Semper Short Duration Fund.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with an adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of May 31, 2013, for the Fund’s investments is included at the end of the Fund’s Schedule of

11

SEMPER SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2013

Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments, if applicable.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Semper Capital Management, L.P. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.35% of the Fund’s average daily net assets.  Prior to June 1, 2013, the Adviser was known as UCM Partners, L.P.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain

12

SEMPER SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2013

additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Reduced or Waived

The Adviser has contractually agreed to reduce a portion of its fee and reimburse certain expenses through March 31, 2014, to limit annual operating expenses to 0.85% and 0.60% of Investor and Institutional Shares, respectively.  The expense cap may only be revised with the approval of the Board.  Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions and waivers may be reduced or eliminated at any time. For the period ended May 31, 2013, fees reduced or waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$59,218	$30,750	$25,758	$115,726

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fee waiver or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 0.85% and 0.60% of Investor and Institutional Shares, respectively. As of May 31, 2013, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
November 30, 2011	$210,311	November 30, 2014	$-
November 30, 2012	193,076	November 30, 2015	-
May 31, 2013	89,968	November 30, 2016	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2013, were as follows:

Non-U.S. Government Obligations		U.S. Government Obligations
Purchases	Sales	Purchases	Sales
$15,124,115	$6,508,733	$10,678,976	$2,771,348

Note 6. Federal Income Tax and Investment Transactions

As of November 30, 2012, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$64,437
Undistributed Long-Term Gain	9,349
Capital and Other Losses	(7,041)
Unrealized Appreciation	283,544
Other Temporary Differences	(4,846)
Total	$345,443

13

SEMPER SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2013

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to paydown transactions.

For tax purposes, the prior post October-loss was $7,041 (realized during the period November 1, 2012 through November 30, 2012). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, December 1, 2012.

Note 7. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

14

SEMPER SHORT DURATION FUND ADDITIONAL INFORMATION MAY 31, 2013

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 828-8210 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 828-8210 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012, through May 31, 2013.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 1, 2012	May 31, 2013	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$999.63	$4.24	0.85%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.69	$4.28	0.85%
Institutional Shares
Actual	$1,000.00	$1,001.85	$2.99	0.60%
Hypothetical (5% return before taxes)	$1,000.00	$1,021.94	$3.02	0.60%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

15

SEMPER SHORT DURATION FUND
Investor Shares (SEMRX)
Institutional Shares (SEMIX)

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877) 828-8210

ADVISER
Semper Capital Management, L.P.
52 Vanderbilt Ave., Suite 401
New York, NY  10017
www.sempercap.com

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME  04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

242-SAR-0513

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By                /s/ Stacey E. Hong
                     Stacey E. Hong, Principal Executive Officer

Date            July 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By                /s/ Stacey E. Hong
                     Stacey E. Hong, Principal Executive Officer

Date           July 18, 2013

By              /s/ Karen Shaw
                   Karen Shaw, Principal Financial Officer

Date          July 18, 2013